Income Taxes, Valuation Allowance on Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Valuation Allowance [Abstract]
Balance at beginning of period	$ 7,878
Additions to valuation allowance	8,661	$ 4,670
Balance at end of period	$ 16,539	$ 7,878